Commitments And Contingencies - Additional Information (Details) - USD ($)		12 Months Ended
	Jan. 30, 2024	Dec. 31, 2023	Feb. 12, 2024	Aug. 29, 2023	Jun. 30, 2023	Feb. 27, 2023	Feb. 23, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies [Line Items]
Underwriting discount per share		$ 0.2
Adjustment to additional paid in capital underwriting discount		$ 5,750,000
Percentage of gross proceeds of the IPO payable to Underwriters as Marketing Fee		3.50%
Temporary equity shares outstanding		6,104,682	150,823					28,750,000	28,750,000
Percentage Of Underwriting Commissions Charged To Proceeds From IPO		15.90%
Marketing fee paid to bankers		$ 10,062,500
Marketing Advisory Services Agreement [Member] | Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Professional fees	$ 750,000
Common Class A [Member]
Commitments and Contingencies [Line Items]
Temporary equity shares outstanding		6,104,682	150,823	2,328,063	8,432,745	20,317,255	20,317,255	28,750,000
Percentage Of Common Stock Issued And Outstanding			2.47%	27.61%		70.67%	70.67%
Second Extension [Member] | Common Class A [Member]
Commitments and Contingencies [Line Items]
Temporary equity shares outstanding		6,104,682					2,328,063
Percentage Of Common Stock Issued And Outstanding							27.61%
Unbilled Expenses [Member]
Commitments and Contingencies [Line Items]
Deferred Legal Fees		$ 4,035,714						$ 2,633,139